Stock Incentive Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Incentive Plans [Abstract]
Schedule of stock-based compensation expense
	Three months ended June 30,		Six months ended June 30,
(In thousands)	2013	2014	2013	2014
Research and development	$11	$10	$22	$20
General and administrative	17	10	35	20
Total	$28	$20	$57	$40

	Year Ended December 31,
(In thousands)	2012	2013
Research and development	$385	$53
General and administrative	416	82
Total	$801	$135

Schedule of stock option activity
	Options Outstanding
	2014
	Shares	Weighted Average Exercise Price
Outstanding on January 1	284,829	$39.46
Forfeitures	(324)	$426.83
Outstanding on June 30	284,505	$39.02
Exercisable as of June 30	266,532	$41.51

	Year Ended December 31,
	2012		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding on January 1	578,257	$26.22	284,829	$39.46
Forfeited/Expired	(293,428)	7.53	-	-
Outstanding on December 31	284,829	$39.46	284,829	$39.46
Exercisable as of December 31	194,058	$56.62	246,559	$45.28

Schedule of summary of additional information on stock options outstanding
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.00 - $2.20	154,288	7.17	$2.02	136,316	$2.02
$11.60 - $50.00	39,406	4.91	37.61	39,406	37.61
$50.01 - $90.80	56,463	4.34	70.29	56,463	70.29
$127.60 - $167.60	33,666	3.96	148.20	33,666	148.20
$207.60 - $588.80	682	2.33	513.30	681	513.30
Totals	284,504	5.90	$39.02	266,532	$41.51
Exercisable	266,532	6.54

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.00 - $2.20	154,288	7.66	$2.02	116,018	$2.02
$11.60 - $50.00	39,406	5.41	37.61	39,406	37.61
$50.00 - $90.80	56,463	4.83	70.24	56,463	70.24
$127.60 - $207.60	33,666	4.45	148.20	33,666	148.20
$420.00 - $588.80	1,006	1.80	485.37	1,006	467.05
Totals	284,829	6.39	$39.39	246,559	$45.19
	Weighted-Average Exercisable Remaining Contractual Life (Years)				6.19